Note 18 - Geographical Sales (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Geographical distribution of sales consisted of the following for the years ended December 31, 2012 and 2011:

Geographical Areas	2012	2011

China*	$17,148,142	$10,320,513
North America	30,453,771	19,140,472
Asia**	1,840,624	713,683
Europe	14,843,873	10,743,066
Australia	777,651	837,684
Hong Kong	813,482	641,604
Other countries	419,955	765,004

	$66,297,498	$43,162,026
* excluding Hong Kong
** excluding China